UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.0%
COMMON STOCKS

Aerospace & Defense 0.8%
247,700	Moog, Inc. (Class A)(a)	$9,459,663

Capital Markets 2.6%
935,300	Eaton Vance Corp.(b)	30,874,253

Chemicals 1.4%
824,300	Nalco Holdings Co.(a)	16,865,178

Commercial Banks 2.7%
161,000	BOK Financial Corp.	8,851,780
289,100	Placer Sierra Bancshares	6,871,907
930,300	UCBH Holdings, Inc.	16,336,068

		32,059,755

Commercial Services & Supplies 5.4%
349,500	FTI Consulting, Inc.(a)(b)	9,747,555
304,600	Knoll, Inc.	6,701,200
222,600	Mobile Mini, Inc.(a)	5,996,844
401,500	Resources Connection, Inc.(a)	12,783,760
204,800	Stericycle, Inc.(a)	15,462,400
306,200	Waste Connections, Inc.(a)(b)	12,722,610

		63,414,369

Communications Equipment 3.2%
594,800	ADTRAN, Inc.(b)	13,501,960
370,500	Avocent Corp.(a)	12,541,425
586,700	Ixia(a)	5,632,320
172,400	Polycom, Inc.(a)(b)	5,328,884

		37,004,589

Computers & Peripherals 0.3%
545,500	On Track Innovations Ltd.(a)(b)	3,766,678

Consumer Finance 0.9%
163,100	Alliance Data Systems Corp.(a)	10,188,857

Diversified Consumer Services 2.1%
355,600	Bright Horizons Family Solutions, Inc.(a)	13,747,496
272,900	School Specialty, Inc.(a)(b)	10,231,021

		23,978,517

Diversified Financial Services 0.7%
358,300	KKR Private Equity Investors LLP RDU - Private Placement 144A(Netherlands) (cost $8,945,333; purchased 5/3/06-5/4/06) (c)(d)	8,187,155

Diversified Telecommunication Services 2.8%
317,410	Broadwing Corp.(a)	4,957,944
430,000	Fairpoint Communications, Inc.(b)	8,148,500
505,400	Iowa Telecommunications Services, Inc.	9,961,434
507,900	Time Warner Telecom (Class A)(a)(b)	10,122,447

		33,190,325

Electric Utilities 0.8%
395,400	EL Paso Electric Co.(a)	9,635,898

Electrical Equipment 0.7%
186,100	Hubbell, Inc. (Class B)	8,413,581

Electronic Equipment & Instruments 3.1%
236,550	Benchmark Electronics, Inc.(a)(b)	5,762,358
922,100	Insight Enterprises, Inc.(a)	17,400,027
448,400	Tektronix, Inc.	13,079,828

		36,242,213

Energy Equipment & Services 2.4%
388,700	Pride International, Inc.(a)	11,664,887
266,100	Universal Compression Holdings, Inc.(a)(b)	16,527,471

		28,192,358

Food & Staples Retailing 2.6%
609,000	Performance Food Group Co.(a)(b)	16,832,760
378,000	United Natural Foods, Inc.(a)(b)	13,577,760

		30,410,520

Gas Utilities 0.6%
175,300	AGL Resources, Inc.	6,820,923

Health Care Equipment & Supplies 4.1%
203,700	Beckman Coulter, Inc.(b)	12,181,260
234,400	Integra LifeSciences Holdings Corp.(a)(b)	9,983,096
142,000	Resmed, Inc.(a)(b)	6,989,240
336,300	Respironics, Inc.(a)	12,695,325
419,100	Symmetry Medical, Inc.(a)	5,796,153

		47,645,074

Health Care Providers & Services 5.5%
581,500	Centene Corp.(a)(b)	14,287,455
360,100	Henry Schein, Inc.(a)(b)	17,637,698
634,000	PSS World Medical, Inc.(a)(b)	12,382,020
323,200	Sierra Health Services, Inc.(a)	11,648,128
451,200	Symbion, Inc.(a)	8,351,712

		64,307,013

Health Care Technology 0.6%
146,400	Cerner Corp.(a)(b)	6,661,200

Hotels, Restaurants & Leisure 0.7%
249,600	Rare Hospitality International, Inc.(a)(b)	8,219,328

Insurance 3.4%
412,100	Aspen Insurance Holdings Ltd.	10,862,956
266,400	Axis Capital Holdings Ltd.	8,889,768
425,800	Montpelier Re Holdings Ltd.	7,924,138
269,300	StanCorp Financial Group, Inc.	12,131,965

		39,808,827

Internet & Catalog Retail 2.1%
244,700	Coldwater Creek, Inc.(a)	6,000,044
1,007,100	GSI Commerce, Inc.(a)(b)	18,883,125

		24,883,169

Internet Software & Services 2.9%
213,700	Digital River, Inc.(a)(b)	11,922,323
427,400	Digitas, Inc.(a)	5,731,434
213,000	Equinix, Inc.(a)(b)	16,107,060

		33,760,817

IT Services 1.3%
712,500	Lionbridge Technologies, Inc.(a)	4,588,500
334,100	Wright Express Corp.(a)(b)	10,413,897

		15,002,397

Leisure Equipment & Products 2.0%
319,300	Activision, Inc.(a)	5,504,732
447,800	Pool Corp.(b)	17,540,326

		23,045,058

Life Sciences Tools & Services 1.8%
325,600	Affymetrix, Inc.(a)(b)	7,508,336
289,600	Varian, Inc.(a)	12,971,184

		20,479,520

Machinery 6.8%
194,600	Actuant Corp. (Class A)(b)	9,272,690
360,000	AGCO Corp.(a)(b)	11,138,400
347,500	Graco, Inc.	13,767,950
386,600	IDEX Corp.	18,328,705
234,500	Kaydon Corp.	9,319,030
529,900	Pentair, Inc.	16,638,860

		78,465,635

Marine 0.6%
110,800	American Commercial Lines, Inc.(a)(b)	7,258,508

Media 2.2%
1,247,000	Entravision Communications Corp. (Class A)(a)	10,250,340
717,300	Regal Entertainment Group (Class A)(b)	15,292,836

		25,543,176

Metals & Mining 1.9%
322,400	Alpha Natural Resources, Inc.(a)	4,587,752
263,300	Century Aluminum Co.(a)(b)	11,756,345
490,100	Kinross Gold Corp.(a)	5,822,388

		22,166,485

Oil, Gas & Consumable Fuels 4.9%
587,600	Denbury Resources, Inc.(a)	16,329,404
266,600	Quicksilver Resources, Inc.(a)(b)	9,754,894
467,550	Range Resources Corp.	12,838,923
828,000	Warren Resources, Inc.(a)(b)	9,704,160
352,200	Western Refining, Inc.	8,967,012

		57,594,393

Pharmaceuticals 1.6%
220,500	Medicines Co.(a)	6,994,260
337,200	Medicis Pharmaceutical Corp. (Class A)(b)	11,845,836

		18,840,096

Real Estate Investments Trusts 2.3%
1,064,500	Annaly Capital Management, Inc.(b)	14,807,195
449,100	Sunstone Hotel Investors, Inc.	12,004,443

		26,811,638

Real Estate Management & Development 0.3%
44,400	Jones Lang Lasalle, Inc.	4,092,348

Road & Rail 2.7%
1,479,733	Heartland Express, Inc.	22,225,590
255,300	Landstar System, Inc.	9,747,354

		31,972,944

Semiconductors & Semiconductor Equipment 4.4%
191,700	Atmi, Inc.(a)(b)	5,852,601
895,600	Integrated Device Technology, Inc.(a)	13,863,888
467,300	Intersil Corp. (Class A)	11,177,816
1,591,700	PMC - Sierra, Inc.(a)(b)	10,680,307
668,600	Teradyne, Inc.(a)(b)	10,002,256

		51,576,868

Software 2.2%
360,500	Commvault Systems, Inc.(a)	7,213,605
668,700	Quest Software, Inc.(a)(b)	9,796,455
896,000	TIBCO Software, Inc.(a)	8,458,240

		25,468,300

Specialty Retail 0.8%
142,600	Children’s Place Retail Stores, Inc.(a)	9,057,952

Textiles, Apparel, & Luxury Goods 0.8%
593,200	Quiksilver, Inc.(a)(b)	9,342,900

Trading Companies & Distributors 1.2%
441,700	Interline Brands, Inc.(a)	9,924,999
226,500	Williams Scotsman International, Inc.(a)	4,443,930

		14,368,929

Water Utilites 1.5%
250,500	American States Water Co.(b)	9,674,310
341,500	Aqua America, Inc.(b)	7,779,370

		17,453,680

Wireless Telecommunication Services 3.3%
2,159,400	Dobson Communications Corp. (Class A)(a)	18,808,374
722,600	SBA Communications Corp. (Class A)(a)	19,871,500

		38,679,874

	Total long-term investments (cost $972,741,992)	1,111,210,961

SHORT-TERM INVESTMENTS 32.4%
Affiliated Money Market Mutual Fund
378,494,430	Dryden Core Investment Fund - Taxable Money Market Series (cost $378,494,430; includes $291,184,305 of cash collateral received for securities on loan)(e)(f)	378,494,430

	Total Investments 127.4% (cost $1,351,236,422)(g)	1,489,705,391
	Liabilities in excess of other assets (27.4%)	(320,132,632)

	Net Assets 100.0%	$1,169,572,759

The following abbreviation is used in portfolio descriptions:

RDU- Restricted Depositary Unit.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $258,930,192; cash collateral of $291,184,305 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(d)	Indicates a security restricted as to resale. The aggregate cost is $8,945,333. The aggregate market value of $8,187,155 is approximately 0.7% of the net assets.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of December 31, 2006 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,352,116,561	$157,133,422	$19,544,592	$137,588,830

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Jennison Small Company Fund, Inc.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by P1.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.